Property and equipment - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	€ 2,434	€ 2,399	€ 2,446
Property plant equipment, revalued	476	350
Impairments	(23)	(41)
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	5,831	5,744
Property | Property plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	758	616	€ 681
Impairments	(9)	(19)
Property | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	871	753
Property | Gross carrying amount | Property plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment including right-of-use assets	€ 871	€ 753